Pledged assets (Tables)	12 Months Ended
Dec. 31, 2023
Pledged assets
Schedule of pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2022	2023

		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$369,300	453,000
Restricted time deposits (1)	For customs duties	32	32
Land (2)	Long-term unsecured borrowings	27,500	27,500
Building and improvements (2)	Long-term unsecured borrowings	38,071	35,852
		$434,903	516,384

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.